Business Restructure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Restructure (Textual)
Equity interest rate, description
(i) its entire 100% equity interest of several VIEs and subsidiaries of VIEs designated under the contract, (ii) the workforce and assets from the acquisition of Champion Connection's business related to the institutional subscription services to CFO GB and CFO MF's noncontrolling shareholders. In addition, the Group also should pay 20% net income of three subsidiaries of VIEs related to the commodities brokerage services designated under the contract, and a cash consideration of $1,620,877, to get (i) 20% equity interest of CFO Tahoe, and (ii) 40% equity interest of CFO GB and 30% CFO MF.

Gain on disposal amount			$ 90,666